                                    COLONIAL
                              OHIO TAX-EXEMPT FUND

                              [PICTURE OF BUILDING]

                               SEMIANNUAL REPORT
                                 JULY 31, 1996


                          NOT FDIC-          MAY LOSE VALUE
                          INSURED            NO BANK GUARANTEE

                    COLONIAL OHIO TAX-EXEMPT FUND HIGHLIGHTS
                        FEBRUARY 1, 1996 - JULY 31, 1996

INVESTMENT OBJECTIVE: Colonial Ohio Tax-Exempt Fund seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Ohio state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds.

THE FUND IS DESIGNED TO OFFER:

  - High monthly double-tax-free income

  - Long-term appreciation

  - Emphasis on quality

PORTFOLIO MANAGER COMMENTARY: "A favorable economic and fiscal environment in Ohio positions the State well to make a smooth transition to a slower economy. An increasingly diversified economy, low unemployment, strong reserves and conservative budgeting should result in continued good performance for Ohio
tax-exempt bonds."                                              - Brian Hartford

                    COLONIAL OHIO TAX-EXEMPT FUND PERFORMANCE

                                                  CLASS A           CLASS B
Inception dates                                   9/26/86            8/4/92
Distributions declared per share*                 $ 0.182           $ 0.155
SEC yields on 7/31/96**                              4.76%             4.24%
Taxable-equivalent SEC yields***                     8.52%             7.59%
Total returns, assuming reinvestment
of all distributions and no sales charge or
contingent deferred sales charge (CDSC)
6 months                                           (1.24)%           (1.62)%
Net asset value per share at 7/31/96              $ 7.23            $ 7.23

*A portion of the Fund's income may be subject to the alternative minimum tax.

**The 30-day SEC yields on July 31, 1996 reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the maximum offering price per share at the end of the period. If the Adviser had not waived or borne certain Fund expenses, SEC yields would have been lower; the yield for Class A shares would have been 4.73% and the yield for Class B shares would have been 4.21%.

***Taxable-equivalent SEC yields are based on the maximum effective 44.1% federal and Ohio income tax rates.

QUALITY BREAKDOWN                            TOP FIVE SECTORS
(as of 7/31/96)                              (as of 7/31/96)
AAA ...........................   52.6%      School General Obligations ....   16.8%
AA ............................   11.1%      Water & Sewer .................   16.4%
A .............................   20.0%      General Obligations ...........   10.9%
BBB ...........................    6.2%      Hospitals .....................    9.6%
BB ............................    1.3%      Education .....................    8.2%
Non-rated .....................    7.7%
Cash & Equivalents ............    1.1%

Sector classifications are based upon Colonial's defined criteria as used in the investment process. Because the Fund is actively managed, quality and sector weightings will change.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

[PICTURE OF HAROLD W. COGGER]

I am pleased to present your Fund's semiannual report for the period ended July 31, 1996. Your receipt of this report provides us with the opportunity to reflect on the investment environment of the past six months.

In the bond market, significantly stronger than expected economic indicators early in the period stirred inflation fears and propelled long-term interest rates upward. The Federal Reserve Board lowered short-term interest rates in January, but failed to continue the easing trend that the market anticipated. As a result, long-term interest rates rose during the period, eliminating almost half of the ground gained during 1995's bond market rally. Bond market volatility continues, based upon receipt of conflicting economic reports and changing expectations of Federal Reserve Board activity.

While market conditions put pressure on municipal bond prices as well, there was some good news for the tax-exempt sector. Some of the significant reasons that municipal bonds outperformed Treasury bonds were technical, such as low supply and strong retail market support. Others were fundamental, such as the easing of fears generated by tax-reform proposals, particularly those promoting a flat tax.

In the stock market, generally favorable conditions prevailed throughout most of the period, with both large company and small company stocks posting strong performance until July, when a price correction took place. As a result of that correction, stock indices generally posted negative total returns for July.

Our expectations for the remainder of 1996 include a moderating economy. We do believe that the economy will continue to grow, although at a slower pace than was indicated earlier this year. The lack of any appreciable wage and price pressure should put the bond market's fears of inflation to rest. Therefore, we are optimistic that market psychology will shift and volatility will decline by year-end.

As always, we thank you for the opportunity to help you meet your investment goals through the Colonial family of funds.

Respectfully,

/s/ Harold W. Cogger

Harold W. Cogger
President
September  11, 1996

                           PORTFOLIO MANAGEMENT REPORT

BRIAN HARTFORD is portfolio manager of the Colonial Ohio Tax-Exempt Fund. Mr. Hartford is vice president of Colonial Management Associates, Inc. and is the Quantitative Risk Manager for Colonial's tax-exempt investments.

Q: WHAT WAS THE FUND'S STRATEGY DURING THE PAST SIX MONTHS?

A: We started the period with a positive outlook for fixed income investments, based on expectations of a slowing economy and low inflation levels. However, early in the period, stronger than expected reports of economic strength caused interest rates to reverse direction and move upwards. We then implemented a strategy designed to reduce the Fund's sensitivity to interest rates. First, we reduced our investment in current coupon 30-year bonds that are priced to maturity and moved into more defensive premium bonds that are priced to the call. Callable bonds have maturities that are effectively the same as the call date, typically much earlier than the 30-year final maturity. Second, we moved down the yield curve by exchanging bonds with 30-year maturities for bonds with 15 to 20-year maturities. Both moves had the effect of increasing the Fund's holdings of shorter effective maturities, reducing the expected price swings in response to interest rate changes.

Q: HOW DID THE FUND'S SIX MONTH PERFORMANCE COMPARE TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX?

A: The Fund underperformed the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged index that tracks the performance of the municipal bond market. In addition, the Index's holdings represent many states, not just Ohio. The total return for the Fund's Class A shares, based on net asset value, was down 1.24%, while the return on the Index was down 0.30%. This underperformance is attributable to the Fund's longer average duration, which is more interest rate sensitive than the Index, and to its narrower range of investments.

Q: WHAT FACTORS CONTRIBUTED TO PERFORMANCE DURING THIS PERIOD?

A: The biggest factor was the number of stronger than expected economic reports which resulted in interest rates moving up close to 100 basis points over the period, which had a negative effect on fixed income investments. During the early part of the period, the Fund was overweighted in interest rate-sensitive securities, such as zero-coupon and non-callable bonds. As a result, the Fund's duration was longer than some of its competitors. Duration measures a fund's sensitivity to interest rates; the longer the duration, the more bond prices move with changes in interest rates.

Q: HOW IS THE STATE'S ECONOMY FARING?

A: Our outlook on the State of Ohio remains positive, as the State's general obligation bond rating was raised during the past year. However, we expect the State's growth to moderate in line with that of the nation as we near the end of the current business cycle. The increasing presence of higher growth service-oriented industries, particularly in the central and southern portions of the State, helps to offset Ohio's historic dependence on more cyclical manufacturing industries. We are focusing the Fund's investments on essential service revenue bonds, such as water and sewer issues, which are less dependent on tax revenue collections than general obligation issues.

Q: WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 1996?

A: Despite reports during the period indicating stronger economic growth than we expected, we have not seen any appreciable wage and price pressure, and believe the market's fears of inflation should be calmed. We anticipate that these issues will be resolved by the market as we see more signs of slow, steady economic growth, leading to less market volatility by the end of the third quarter. In addition, we believe that interest rates will be lower by year-end.

              COLONIAL OHIO TAX-EXEMPT FUND INVESTMENT PERFORMANCE
                  Change in Value of $10,000 from 9/86 to 7/96
                       Based on Net Asset Value (NAV) and
                 Maximum Offering Price (MOP) for Class A Shares

        NAV             MOP             LEHMAN
        ------          ------          ------
        10,000           9,525          10,000          Date: 9/86
        10,075           9,597          10,172
        10,193           9,709          10,374
        10,113           9,633          10,345
        10,418           9,923          10,657
        10,495           9,997          10,709
        10,342           9,851          10,596
         9,520           9,068          10,064
         9,423           8,975          10,014
         9,720           9,259          10,308
         9,843           9,375          10,413
         9,863           9,395          10,437
         9,368           8,923          10,052
         9,309           8,866          10,088
         9,643           9,185          10,351
         9,826           9,359          10,501
        10,288           9,799          10,875
        10,412           9,917          10,990
        10,206           9,721          10,862
        10,376           9,883          10,945
        10,388           9,895          10,913
        10,557          10,055          11,073
        10,582          10,079          11,145
        10,655          10,149          11,155
        10,842          10,327          11,357
        11,030          10,506          11,557
        11,007          10,484          11,451
        11,115          10,587          11,568
        11,339          10,801          11,808
        11,266          10,731          11,673
        11,293          10,756          11,645
        11,453          10,909          11,922
        11,583          11,033          12,169
        11,748          11,190          12,334
        11,846          11,283          12,502
        11,705          11,149          12,380
        11,717          11,161          12,343
        11,816          11,255          12,494
        11,951          11,384          12,712
        12,019          11,448          12,816
        11,930          11,363          12,756
        12,069          11,496          12,870
        12,067          11,494          12,874
        11,941          11,374          12,781
        12,264          11,681          13,059
        12,389          11,801          13,174
        12,589          11,991          13,369
        12,387          11,799          13,174
        12,367          11,780          13,182
        12,570          11,973          13,421
        12,811          12,202          13,691
        12,882          12,270          13,750
        13,028          12,409          13,935
        13,081          12,460          14,057
        13,115          12,492          14,061
        13,341          12,707          14,249
        13,453          12,814          14,376
        13,372          12,737          14,362
        13,524          12,881          14,536
        13,676          13,027          14,728
        13,830          13,173          14,920
        13,964          13,301          15,054
        14,000          13,335          15,096
        14,295          13,616          15,420
        14,331          13,650          15,455
        14,366          13,684          15,460
        14,381          13,698          15,466
        14,478          13,790          15,604
        14,637          13,942          15,788
        14,900          14,192          16,052
        15,331          14,602          16,534
        15,179          14,458          16,372
        15,258          14,533          16,480
        15,062          14,347          16,317
        15,395          14,664          16,610
        15,537          14,799          16,779
        15,679          14,934          16,975
        16,145          15,378          17,589
        16,029          15,268          17,403
        16,195          15,426          17,578
        16,253          15,481          17,677
        16,524          15,739          17,972
        16,533          15,747          17,995
        16,850          16,050          18,370
        17,036          16,227          18,580
        17,046          16,236          18,615
        16,896          16,094          18,451
        17,242          16,423          18,841
        17,431          16,603          19,056
        16,940          16,135          18,562
        16,171          15,403          17,806
        16,294          15,520          17,958
        16,462          15,680          18,113
        16,400          15,621          18,002
        16,664          15,872          18,332
        16,742          15,947          18,396
        16,492          15,709          18,126
        16,123          15,358          17,804
        15,773          15,024          17,482
        16,160          15,392          17,867
        16,667          15,875          18,378
        17,129          16,316          18,912
        17,303          16,481          19,130
        17,260          16,440          19,152
        17,728          16,885          19,763
        17,413          16,586          19,590
        17,518          16,686          19,776
        17,768          16,924          20,027
        17,919          17,068          20,153
        18,246          17,380          20,446
        18,648          17,763          20,786
        18,902          18,005          20,986
        19,030          18,126          21,144
        18,777          17,885          21,002
        18,449          17,573          20,733
        18,375          17,502          20,675
        18,377          17,504          20,667
        18,585          17,702          20,892
        18,793          17,900          21,081          Date: 7/96

A $10,000 investment in Class B shares made on 8/92 (inception) at NAV would have been valued at $11,926 on 7/31/96. The same investment after deducting the applicable contingent deferred sales charge (CDSC) would have grown to $11,631 on 7/31/96.

                          AVERAGE ANNUAL TOTAL RETURNS
                  As of June 30, 1996 (most recent quarter end)

                           CLASS A SHARES                  CLASS B SHARES
                           Inception 9/26/86             Inception 8/4/92
                          NAV            MOP            NAV            w/CDSC
-----------------------------------------------------------------------------
1 year                    6.72%         1.65%           5.93%           0.93%
----------------------------------------------------------------------------
5 years                   6.80%         5.77%            --             --
----------------------------------------------------------------------------
Since inception           6.55%         6.02%           4.33%           3.66%
----------------------------------------------------------------------------

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. The performance of the Index does not reflect fees or expenses associated with an actual investment.

Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV return does not include sales charges or CDSC. MOP return includes the maximum sales charge of 4.75%. The CDSC return reflects the maximum charge of 5% for one year and 3% since inception. If the Adviser had not waived or borne certain Fund expenses, total returns would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

                              INVESTMENT PORTFOLIO
                    JULY 31, 1996 (UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS - 99.1%                                               PAR              VALUE
---------------------------------------------------------------------------------------------
EDUCATION - 25.0%
EDUCATION - 8.2%
Miami University, Series 1993,
                             (a)       12/01/09                     $  400           $    191
State Higher Education Facilities Commission:
 Case Western Reserve, Series 1994:
                            6.125%     10/01/15                      1,505              1,560
                            6.250%     10/01/17                      4,340              4,541
 Oberlin College, Series 1993,
                            5.375%     10/01/15                      1,000                926
 Ohio Dominican College, Series 1994,
                            6.625%     12/01/14                      1,500              1,558
Wright State University,  Series 1993,
                            5.150%     05/01/11                      1,095              1,032
                                                                                     --------
                                                                                        9,808
                                                                                     --------
SCHOOL DISTRICT GENERAL OBLIGATION - 16.8%
Adams County Local School District,
 Series 1995,
                            7.000%     12/01/15       (b)            3,000              3,480
Beaver Creek Local School District,
 Series 1996,
                            6.600%     12/01/15       (b)            2,500              2,775
Brecksville-Broadview Heights School District,
 Series 1996:
                            5.250%     12/01/21                      1,500              1,402
                            6.500%     12/01/16       (b)            1,750              1,881
Columbus School District,  Series 1993,
                             (a)       12/01/05                      2,400              1,488
Crooksville, Exempted Village School District,
                            7.375%     12/01/07                         25                 28
Eastern School District,
 Brown & Highland Counties, Series 1995,
                            6.250%     12/01/17                      1,160              1,241
Gahanna-Jefferson City School District:
                             (a)       12/01/10                        840                379
 Series 1993,
                             (a)       12/01/11                        795                337
Hilliard School District, Series 1995 A,
                             (a)       12/01/12                      2,505                999

                       Investment Portfolio/July 31, 1996
--------------------------------------------------------------------------------

Kings County Local School District,
 Series 1995,
                            7.500%     12/01/16       (b)           $2,110            $  2,577
Lakota Local School District, Series 1994,
                            7.000%     12/01/08                      1,000               1,156
Massillon City School District, Series 1994:
                             (a)       12/01/08                      1,000                 523
                             (a)       12/01/09                      1,000                 486
                             (a)       12/01/11                      1,000                 430
Shaker Heights School District, Series 1990 A,
                            7.100%     12/15/10                        750                 873
Tri-County North Local School District,
                            8.125%     12/01/06                         75                  88
                                                                                      --------
                                                                                        20,143
                                                                                      --------

----------------------------------------------------------------------------------------------
HEALTHCARE - 11.9%
HOSPITALS - 9.6%
Akron, Bath & Copley Townships,
 Summa Health Systems, Series 1993 A,
                            5.500%     11/15/13                      2,500               2,297
Cuyahoga County, Meridian Health Systems:
 Series 1991,
                            7.000%     08/15/23                        500                 522
 Series 1995,
                            6.250%     08/15/24                      1,000               1,009
Franklin County:
 Doctor's Hospital, Series 1993,
                            5.875%     12/01/23                      1,000                 945
 Holy Cross Health System, Series 1991,
                            6.750%     06/01/19                        500                 525
Geauga County Hospital Association, Inc.,
 Series 1988,
                            8.750%     11/15/13                        600                 634
Green Springs Health Care Facilities,
 St. Francis Health Care Center,
 Series 1994 A,
                            7.000%     05/15/04                        700                 732
Hamilton County:
 Children's Hospital Medical Center,
  Series 1993 F,
                            5.200%     05/15/09                      1,000                 965
  Sisters of Charity Health Care System, Inc.,
  Series 1992 A,
                            6.250%     05/15/14                        500                 518

                       Investment Portfolio/July 31, 1996
--------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                               PAR              VALUE
---------------------------------------------------------------------------------------------
HEALTHCARE - CONT.
HOSPITALS - CONT.
Miami County:
 Upper Valley Medical Center, Inc.:
 Series 1987 A,
                            8.375%     05/01/13                     $  500           $    520
 Series 1996 C,
                            6.000%     05/15/06       (c)            1,000              1,001
Montgomery County,
 St. Elizabeth Medical Center, Series B 1,
                            8.100%     07/01/18                        500                551
Stark County, Doctor's Hospital, Inc.,
 Series 1993,
                            6.000%     04/01/24                      1,500              1,284
                                                                                     --------
                                                                                       11,503
                                                                                     --------
NURSING HOME - 2.3%
Franklin County, Columbus West Health
 Care Co., Series 1986,
                           10.000%     09/01/16                        100                 95
Greene County, Fairview Extended Care
 Services, Inc., Series 1990 A,
                           10.125%     01/01/11                        225                254
Lucas County, Gericare Inc., Series 1988 B,
                           10.500%     06/01/18                        500                497
Marion County, United Church Homes, Inc.,
 Series 1993,
                            6.375%     11/15/10                      1,000                989
Montgomery County, Grafton Oaks Limited
 Partners, Series 1986,
                            9.750%     12/01/16                        735                698
Westerville, Health Care & Retirement Corp.
 of America, Series 1989,
                           10.000%     01/01/08                        215                219
                                                                                     --------
                                                                                        2,752
                                                                                     --------

---------------------------------------------------------------------------------------------
HOUSING - 5.4%
ASSISTED LIVING/SENIOR - 0.4%
Cuyahoga County,
 Judson Retirement Community, Series 1989,
                            8.875%     11/15/19                        500                538
                                                                                     --------

MULTI-FAMILY - 4.1%
Columbus-Beckley Housing Corp.,
 Section 8 Assisted Project:
                            7.375%     07/15/21                      1,355              1,396
                            7.375%     10/15/21                      1,317              1,343

                       Investment Portfolio/July 31, 1996
--------------------------------------------------------------------------------

Connifers Housing Project, Series 1986,
                            8.450%     06/01/28                     $1,000           $  1,048
State Capital Corp. for Housing,
 Series 1990-A,
                            7.500%     01/01/24                      1,000              1,058
                                                                                     --------
                                                                                        4,845
                                                                                     --------
SINGLE FAMILY - 0.9%
State Housing Finance Agency:
 Series A2, RIB (variable rate),
                            9.904%     03/24/31                        550                579
 Series 1994 B2,
                            6.700%     03/01/25                        500                516
                                                                                     --------
                                                                                        1,095
                                                                                     --------

---------------------------------------------------------------------------------------------
OTHER -13.7%
PUBLIC FACILITIES IMPROVEMENT - 6.1%
State Building Authority, William Green Building,
 Series 1993-A,
                            4.750%     04/01/14                      5,750              5,074
PR Commonwealth of Puerto Rico
 Public Buildings Authority, Series 1993-M,
  stepped coupon, (5.700% 07/01/98)
                            3.750%     07/01/16       (d)            2,500              2,222
                                                                                     --------
                                                                                        7,296
                                                                                     --------
PUBLIC INFRASTRUCTURE - 0.8%
State Development Financing Commission,
 Sponge, Inc. Project, Series 1989 5A,
                            8.375%     06/01/14                        705                764
VI Virgin Islands Public Finance Authority,
 Series 1992 A,
                            7.000%     10/01/02                        125                135
                                                                                     --------
                                                                                          899
                                                                                     --------
REFUNDED/ESCROW/SPECIAL OBLIGATION (e) - 6.8%
Canton,
                            7.875%     12/01/08                        500                556
Cleveland School District, Series 1991,
                            8.250%     12/01/08                        500                592
Cuyahoga County:
 Jail Facilities, Series 1991,
                            7.000%     10/01/13                      1,000              1,124
 Deaconess Hospital of Cleveland,
  Series 1985 C,
                            7.450%     10/01/18                        500                567
Delaware County, Series 1990,
                            7.250%     11/01/10                        250                281

                       Investment Portfolio/July 31, 1996
--------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                               PAR              VALUE
---------------------------------------------------------------------------------------------
REFUNDED/ESCROW/SPECIAL OBLIGATION (e) - CONT.
Fostoria Sewer Systems, Series 1993,
                            5.350%     12/01/23                     $1,735           $  1,826
Franklin County,
 Holy Cross Health System Corp.,
 Series 1990 B,
                            7.650%     06/01/10                        500                562
Lake County Water Systems, Series 1987-2,
                            8.125%     12/01/10                      1,000              1,073
State Water Development Authority,
 Series 1990 I,
                            6.000%     12/01/16                      1,000              1,035
Toledo Waterworks, Series 1988 B,
                            7.750%     11/15/17                        220                238
Warren, Series 1988,
                            8.625%     11/15/13                        250                280
                                                                                     --------
                                                                                        8,134
                                                                                     --------

---------------------------------------------------------------------------------------------
OTHERS REVENUE - 5.7%
HOTELS/CAMPS/LODGING - 0.2%
Athens County, Athens Inn, Inc., Series 1986,
                            8.625%     11/01/11                        250                258
                                                                                     --------

MANUFACTURING - 2.6%
Cuyahoga County,
 Joy Technologies, Inc.,  Series 1992,
                            8.750%     09/15/07                        500                532
State Economic Development Financing
 Commission, Burrows Paper Corp.,
 Series 1991,
                            7.450%     06/01/03                        930              1,030
State Water Development Authority,
 North Star BHP Steel Co. Ltd.,
 Series 1995,
                            6.450%     09/01/20                      1,500              1,519
                                                                                     --------
                                                                                        3,081
                                                                                     --------
MISCELLANEOUS RETAIL - 0.2%
Lake County Economic Development,
 North Madison Properties, Series 1993,
                            8.819%     09/01/11                        200                207
                                                                                     --------

                       Investment Portfolio/July 31, 1996
--------------------------------------------------------------------------------

OTHER REVENUE - 2.7%
Hamilton County, Series 1993 A:
                            4.750%     10/15/23                     $1,750           $  1,472
                            5.000%     10/15/18                      2,000              1,783
                                                                                     --------
                                                                                        3,255
                                                                                     --------

----------------------------------------------------------------------------------------------
RESOURCE RECOVERY - 1.2%
CO-GENERATION - 0.9%
State Air Quality Development Authority,
 JMG Funding Ltd., Series 1994,
                            6.375%     01/01/29                      1,000              1,031
                                                                                     --------

MISCELLANEOUS DISPOSAL - 0.3%
Lake County, North Madison Properties,
 Series 1993,
                            8.069%     09/01/01                        365                368
                                                                                     --------

---------------------------------------------------------------------------------------------
TAX-BACKED - 11.0%
GENERAL OBLIGATION
Adams County, Human Services Building,
                            7.250%     12/01/11                        500                537
Bellefontaine, Series I,
                            7.050%     06/01/11                        250                267
Cleveland,
 New Capital Projects, Series 1993,
                            5.375%     09/01/11       (b)            1,300              1,279
Cuyahoga County, Jail Facilities:
 Series 1993 A,
                             (a)       10/01/12                      1,000                405
 Series 1993,
                            5.250%     10/01/13       (b)            3,000              2,872
 Series 1995,
                            5.250%     11/15/15                      2,000              1,887
Fairborn,
 Library Improvement,  Series 1991,
                            7.200%     10/01/11                      1,170              1,305
Franklin County, Series 1993,
                            5.375%     12/01/20                      2,000              1,885
Mentor, Series 1991,
                            7.150%     12/01/11                      1,000              1,085
Richland County, Series 1995,
                            6.950%     12/01/11                        275                309

                       Investment Portfolio/July 31, 1996
--------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                               PAR              VALUE
---------------------------------------------------------------------------------------------
TAX-BACKED - CONT.
GENERAL OBLIGATION - CONT.
State Infrastructure:
 Series 1992,
                            6.100%     08/01/12                     $  380           $    404
 Series 1994,
                            4.800%     08/01/13                      1,000                889
                                                                                     --------
                                                                                       13,124
                                                                                     --------

---------------------------------------------------------------------------------------------
TRANSPORTAION - 6.2%
AIRPORT - 1.2%
 Cleveland, Hopkins International Airport,
  Series 1990-B,
                            7.250%     01/01/20                        500                534
Dayton, James M. Cox International Airport,
 Series 1995,
                            5.250%     12/01/15                      1,000                942
                                                                                     --------
                                                                                        1,476
                                                                                     --------
TURNPIKE/TOLLROAD/BRIDGE - 5.0%
PR Commonwealth of Puerto Rico
 Highway & Transportaion Authority:
 Series W,
                            5.500%     07/01/09                        410                414
 Series 1996 Y,
                            6.250%     07/01/14                      3,000              3,172
State Turnpike Commission,
 Series 1996 A,
                            5.500%     02/15/26                      2,500              2,394
                                                                                     --------
                                                                                        5,980
                                                                                     --------

---------------------------------------------------------------------------------------------
UTILITY - 19.0%
INVESTOR OWNED - 0.4%
State Air Quality Development Authority,
 Toledo Edison Co., Series 1990 B,
                            8.000%     05/15/19                        500                513
                                                                                     --------

MUNICIPAL ELECTRIC - 2.1%
Cleveland Public Power System,
 Series 1994 A:
                             (a)       11/15/12                      2,250                892
                             (a)       11/15/13                      2,000                742
PR Puerto Rico Electric Power Authority,
 Series 1989 O,
                            5.000%     07/01/12                      1,000                909
                                                                                     --------
                                                                                        2,543
                                                                                     --------
WATER & SEWER - 16.5%
Akron, Series 1996,
                            5.850%     12/01/10                        685                704

                       Investment Portfolio/July 31, 1996
--------------------------------------------------------------------------------

Butler County, Series 1996 J,
                            5.125%     12/01/21                     $  500           $    459
Clermont County, Sewer Systems,
 Series 1993
                            5.200%     12/01/21                      1,000                914
Cleveland Waterworks, Series 1993-G,
                            5.500%     01/01/21       (b)            8,750              8,542
Hamilton County Sewer Systems,
 Metropolitan Sewer District,
 Series 1993-A,
                            5.000%     12/01/14                      1,000                918
Lakewood, Water & Sewer Systems Revenue,
                            5.850%     07/01/20                      2,405              2,429
Montgomery County,
 Moraine-Beaver Creek Sewer System,
 Series 1993,
                            5.300%     11/15/08                        495                493
Toledo Waterworks Revenue:
                            6.250%     11/15/10                      1,130              1,203
 Series 1996,
                            6.250%     11/15/09                      1,050              1,122
 Series 1988 B,
                            7.750%     11/15/17                        280                308
PR Commonwealth of Puerto Rico
 Aqueduct & Sewer Authority,
 Series 1995:
                            6.250%     07/01/12                      1,000              1,054
                            6.250%     07/01/13                      1,500              1,575
                                                                                     --------
                                                                                       19,721
                                                                                     --------

TOTAL MUNICIPAL BONDS (cost of $115,795)(f)                                           118,570
                                                                                     --------

SHORT-TERM OBLIGATIONS - 1.2%
---------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (g)
CA State Pollution Control Finance Authority,
 Ultrapower Rocklin,
  Series A,
                            3.700%     06/01/17                        100                100
MS Perry County, Leaf River Forest Project,
                            3.700%     03/01/02                      1,000              1,000
Twinsburg, United Stationers Supply Co.,
 Series 1986,
                            3.850%     12/01/11                        300                300
                                                                                     --------
TOTAL SHORT-TERM OBLIGATIONS                                                            1,400
                                                                                     --------

                       Investment Portfolio/July 31, 1996
--------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET - (0.3)%                               $   (402)
-------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                    $119,568
                                                                       --------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a)      Zero coupon bond.

(b) These securities, or a portion thereof, with a total market value of $23,406, are being used to collateralize the delayed delivery purchase indicated in note (c) below and open futures contracts.

(c) This security has been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement time.

(d) Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate.

(e) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.

(f)      Cost for federal income tax purposes is the same.

(g) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 1996.

Short futures contracts open at July 31, 1996:


                   Par value                               Unrealized
                   covered by       Expiration            depreciation
    Type           contracts          month                at 7/31/96
----------------------------------------------------------------------
Treasury bonds      $15,400          September              $    364

             Acronym                                Name
             -------                        ----------------------
               RIB                          Residual Interest Bond


See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            JULY 31, 1996 (UNAUDITED)

(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $115,795)                                   $ 118,570
Short-term obligations                                                     1,400
                                                                       ---------
                                                                         119,970
Receivable for:
  Interest                                              $1,523
  Fund shares sold                                          42
Other                                                       18             1,583
                                                        ------         ---------
    Total Assets                                                         121,553

LIABILITIES
Payable for:
  Investments bought                                     1,006
  Distributions                                            475
  Fund shares repurchased                                  370
  Variation margin on futures                              106
Payable to Adviser                                           9
Accrued Deferred Trustees fees                               2
Other                                                       17
                                                        ------
    Total Liabilities                                                      1,985
                                                                       ---------

NET ASSETS                                                             $ 119,568
                                                                       ---------

Net asset value & redemption price per share -
Class A ($68,039,/9,414)                                               $    7.23
                                                                       ---------
Maximum offering price per share - Class A
($7.23/0.9525)                                                         $    7.59(a)
                                                                       ---------
Net asset value & offering price per share -
Class B ($51,529/7,129)                                                $    7.23(b)
                                                                       ---------

COMPOSITION OF NET ASSETS
Capital paid in                                                        $ 119,064
Undistributed net investment income                                            1
Accumulated net realized loss                                             (1,908)
Net unrealized appreciation (depreciation) on:
  Investments                                                              2,775
  Open futures contracts                                                    (364)
                                                                       ---------
                                                                       $ 119,568
                                                                       ---------

(a)      On sales of $50,000 or more the offering price is reduced.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JULY 31, 1996
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest                                                                $ 3,675

EXPENSES
Management fee                                    $   331
Service fee                                            81
Distribution fee - Class B                            199
Transfer agent                                         99
Bookkeeping fee                                        26
Registration fee                                       11
Custodian fee                                           5
Audit fee                                              15
Trustees fee                                           12
Reports to shareholders                                 5
Legal fee                                               5
Other                                                  11
                                                  -------
                                                      800
Fees waived by the Adviser                            (60)                  740
                                                  -------               -------
       Net Investment Income                                              2,935
                                                                        -------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain on:
  Investments                                         205
  Closed futures contracts                          1,346
                                                  -------
    Net Realized Gain                                                     1,551
Net unrealized depreciation
  during the period on:
  Investments                                      (6,097)
  Open futures contracts                             (347)
                                                  -------
    Net Unrealized Loss                                                  (6,444)
                                                                        -------
       Net Loss                                                          (4,893)
                                                                        -------
Net Decrease in Net Assets from Operations                              $(1,958)
                                                                        -------

See notes to financial statements.

                        STATEMENT OF CHANGES IN NET ASSETS


                                                      (Unaudited)
                                                      Six months
                                                         ended       Year ended
(in thousands)                                          July 31      January 31
                                                      ----------     ----------
INCREASE (DECREASE) IN NET ASSETS                         1996           1996
Operations:
Net investment income                                  $   2,935      $   6,277
Net realized gain (loss)                                   1,551         (2,577)
Net unrealized appreciation (depreciation)                (6,444)        12,969
                                                       ---------      ---------
    Net Increase (Decrease) from Operations               (1,958)        16,669
Distributions:
From net investment income - Class A                      (1,759)        (3,859)
From net investment income - Class B                      (1,141)        (2,516)
                                                       ---------      ---------
                                                          (4,858)        10,294
                                                       ---------      ---------
Fund Share Transactions :
Receipts for shares sold - Class A                         1,302          3,598
Value of distributions reinvested - Class A                1,024          2,300
Cost of shares repurchased - Class A                      (5,904)        (9,496)
                                                       ---------      ---------
                                                          (3,578)        (3,598)
                                                       ---------      ---------
Receipts for shares sold - Class B                         2,002          5,505
Value of distributions reinvested - Class B                  698          1,561
Cost of shares repurchased - Class B                      (5,239)        (8,889)
                                                       ---------      ---------
                                                          (2,539)        (1,823)
                                                       ---------      ---------
Net Decrease from Fund Share
  Transactions                                            (6,117)        (5,421)
                                                       ---------      ---------
        Total Increase (Decrease)                        (10,975)         4,873

NET ASSETS
Beginning of period                                      130,543        125,670
                                                       ---------      ---------
End of period (including undistributed
  and net of overdistributed net
  investment income of $1 and $52,
  respectively)                                        $ 119,568      $ 130,543
                                                       ---------      ---------

NUMBER OF FUND SHARES
Sold - Class A                                               180            500
Issued for distributions reinvested - Class A                143            319
Repurchased - Class A                                       (816)        (1,318)
                                                       ---------      ---------
                                                            (493)          (499)
                                                       ---------      ---------
Sold - Class B                                               279            765
Issued for distributions reinvested - Class B                 97            216
Repurchased - Class B                                       (726)        (1,228)
                                                       ---------      ---------
                                                            (350)          (247)
                                                       ---------      ---------

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            JULY 31, 1996 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of Colonial Ohio Tax-Exempt Fund (the Fund), a series of Colonial Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES

ORGANIZATION: The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

                   Notes to Financial Statements/July 31, 1996
--------------------------------------------------------------------------------

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the annualized distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro rata portion of the combined average net assets of Trust V as follows:

               Average Net Assets                    Annual Fee Rate
               ------------------                    ---------------
                First $1 billion                          0.55%
                Next $1 billion                           0.50%
                Over $2 billion                           0.45%

                   Notes to Financial Statements/July 31, 1996
--------------------------------------------------------------------------------

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES - CONT.

Effective January, 1, 1996 the management fee applicable to the Trust is being reduced based on the following schedule for the first $1 billion in combined average net assets:.

                                               Cumulative Annualized
                Effective Date                       Reduction
                --------------                 ---------------------
                January 1, 1996                       0.0125%
                 April 1, 1996                        0.0250%
                 July 1, 1996                         0.0375%
                October 1, 1996                       0.0500%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.14% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the six months ended July 31, 1996, the Fund has been advised that the Distributor retained net underwriting discounts of $4,308 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $100,656 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B shares. The plan also requires the payment of a service fee to the Distributor as follows:

                 Valuation of shares                      Annual
             outstanding on the 20th of                     Fee
            each month which where issued                  Rate
            -----------------------------                 ------
             Prior to November 30, 1994                    0.10%
            On or after December 1, 1994                   0.25%

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest,

                   Notes to Financial Statements/July 31, 1996
--------------------------------------------------------------------------------

taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY: During the six months ended July 31, 1996, purchases and sales of investments, other than short-term obligations, were $20,886,673 and $26,908,074, respectively.

Unrealized appreciation (depreciation) at July 31, 1996, based on cost of investments for both financial statement and federal income tax purposes was approximately:

Gross unrealized appreciation                          $  4,874,000
Gross unrealized depreciation                            (1,599,000)
                                                       ------------
    Net unrealized appreciation                        $  2,775,000
                                                       ------------

CAPITAL LOSS CARRYFORWARDS: At January 31, 1996, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                Year of                               Capital loss
               expiration                             carryforward
               ----------                             ------------
                  1996                                 $  218,000
                  1998                                     78,000
                  1999                                      8,000
                  2001                                     21,000
                  2002                                    112,000
                  2004                                  1,035,000
                                                       ----------
                                                       $1,467,000
                                                       ----------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

                   Notes to Financial Statements/July 31, 1996
--------------------------------------------------------------------------------

NOTE 4.  PORTFOLIO INFORMATION - CONT.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5. LINE OF CREDIT

The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended July 31, 1996.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                          (Unaudited)
                                                        Six months ended
                                                            July 31                                 Year ended January 31
                                                -----------------------------------           -------------------------------
                                                              1996                                        1996
                                                  Class A                Class B                Class A             Class B
                                                -----------            ------------           -----------         -----------
Net asset value -
   Beginning of period                          $     7.510            $     7.510            $     6.930         $     6.930
                                                -----------            -----------            -----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                             0.185                  0.158                  0.375               0.321
Net realized and
unrealized gain (loss)                               (0.283)                (0.283)                 0.585               0.585
                                                -----------            -----------            -----------         -----------
   Total from Investment
      Operations                                     (0.098)                (0.125)                 0.960               0.906
                                                -----------            -----------            -----------         -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net
investment income                                    (0.182)                (0.155)                (0.380)             (0.326)
                                                -----------            -----------            -----------         -----------
Net asset value -
   End of period                                $     7.230            $     7.230            $     7.510         $     7.510
                                                -----------            -----------            -----------         -----------
Total return (b)(c)                                   (1.24)%(d)             (1.62)%(d)             14.18%              13.34%
                                                -----------            -----------            -----------         -----------
RATIOS TO AVERAGE NET ASSETS
Expenses                                               0.88%(e)(f)            1.63%(e)(f)            0.85%(f)            1.60%(f)
Net investment income                                  5.11%(e)(f)            4.36%(e)(f)            5.19%(f)            4.44%(f)
Fees and expenses
   waived or borne
   by the Adviser                                      0.10%(e)               0.10%(e)               0.11%               0.11%
Portfolio turnover                                       17%(d)                 17%(d)                 31%                 31%
Net assets at end
of period (000)                                 $    68,039            $    51,529            $    74,383         $    56,160


(a)  Net of fees and expenses waived or borne by the Adviser which amounted to:
                                                $    0.004             $     0.004            $     0.008         $     0.008

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)      Not annualized.

(e)      Annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

Selected data for a share of each class outstanding throughout each period are as follows:


                                                                       Year ended January 31
                                                --------------------------------------------------------------
                                                            1995                              1994
                                                  Class A          Class B          Class A          Class B
                                                -----------      -----------      -----------      -----------
Net asset value -
   Beginning of period                          $     7.670      $     7.670      $     7.290      $     7.290
                                                -----------      -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                             0.401            0.348            0.406            0.351
Net realized and
unrealized gain (loss)                               (0.745)          (0.745)           0.389            0.389
                                                -----------      -----------      -----------      -----------
   Total from Investment
      Operations                                     (0.344)          (0.397)           0.795            0.740
                                                -----------      -----------      -----------      -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.396)          (0.343)          (0.411)          (0.356)
From capital paid in                                   --               --             (0.004)          (0.004)
                                                -----------      -----------      -----------      -----------
  Total Distributions
  Declared to Shareholders                           (0.396)          (0.343)          (0.415)          (0.360)
                                                -----------      -----------      -----------      -----------
Net asset value -
   End of period                                $     6.930      $     6.930      $     7.670      $     7.670
                                                -----------      -----------      -----------      -----------
Total return (c)(d)                                   (4.38)%          (5.10)%          11.17%           10.36%
                                                -----------      -----------      -----------      -----------
RATIOS TO AVERAGE NET ASSETS
Expenses                                               0.72%            1.47%            0.82%            1.57%
Net investment income                                  5.71%            4.96%            5.34%            4.59%
Fees and expenses waived
 or borne by the Adviser                               0.16%            0.16%            0.09%            0.09%
Portfolio turnover                                       33%              33%               3%               3%
Net assets at end of period (000)               $    72,123      $    53,547      $    79,394      $    51,212

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                                                $     0.011      $     0.011      $     0.007      $     0.007

(b) Class B shares were initially offered on August 4, 1992. Per share amounts reflect activity from that date.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)      Not annualized.

(f)      Annualized.

Selected data for a share of each class outstanding throughout each period are as follows:


                     Year ended January 31
        ---------------------------------------------
                    1993                      1992
          Class A         Class B(b)        Class A
        -----------      -----------      -----------
        $     7.090      $     7.330      $     6.880
        -----------      -----------      -----------

              0.444            0.185            0.457

              0.204           (0.033)           0.208
        -----------      -----------      -----------

              0.648            0.152            0.665
        -----------      -----------      -----------

             (0.448)          (0.192)          (0.455)
                 --               --               --
        -----------      -----------      -----------
             (0.448)          (0.192)          (0.455)
        -----------      -----------      -----------

        $     7.290      $     7.290      $     7.090
        -----------      -----------      -----------
               9.41%            0.85%(e)        10.00%
        -----------      -----------      -----------
               1.00%            1.75%(f)         1.00%
               6.18%            5.43%(f)         6.57%

               0.03%            0.03%(f)         0.09%
                 13%              13%              13%
        $    62,439      $     7,293      $    50,281


        $     0.002               --      $     0.006

                              HOW TO REACH COLONIAL
                               BY PHONE OR BY MAIL

BY TELEPHONE
COLONIAL CUSTOMER CONNECTION - 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends, and capital gains information .........    press 1

For account information ...........................................    press 2

To speak to a Colonial representative .............................    press 3

For yield and total return information ............................    press 4

For duplicate statements or new supply of checks ..................    press 5

To order duplicate tax forms and year-end statements ..............    press 6
(February through May)

To review your options at any time during your call ...............    press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 am to 8:00 pm ET, and Saturdays from February through mid-April, 10:00 am to 2:00 pm ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737

To purchase, exchange, or sell shares by telephone, call Monday to Friday, 9:00 am to 8:00 pm ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

COLONIAL LITERATURE DEPARTMENT - 1-800-248-2828

To request literature on any Colonial fund, call Monday to Friday, 8:30 am to 6:30 pm ET.

BY MAIL
COLONIAL INVESTORS SERVICE CENTER, INC.
P.O. BOX 1722
BOSTON, MA  02105-1722

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Ohio Tax-Exempt Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


Colonial Ohio Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Ohio Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives, and operating policies of the Fund.

[COLONIAL MUTUAL FUNDS LOGO]
Mutual Funds for
Planned Portfolios

                                    TRUSTEES

ROBERT J. BIRNBAUM

Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE

Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS

Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL

Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.

Trustee (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER

Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.

Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER

Dean, Boston College School of Management

GEORGE L. SHINN

Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN

Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.

Chairman of the Board, Reed & Barton Corporation


            COLONIAL INVESTMENT SERVICES, INC., Distributor (C) 1996
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750
                            OH-03/515C-0796 M (9/96)